ACQUISITION (Details 1) - USD ($)	3 Months Ended	5 Months Ended
	Sep. 30, 2016	Sep. 30, 2016
Business Acquisition [Line Items]
Revenue	$ 18,283	$ 182,474
Net loss and comprehensive loss	$ (551,052)	$ (843,686)